The company - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) subsidiary Approach	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Company Information [Line Items]
Number of therapeutic approaches | Approach	3
Net loss for the period	€ 49,177	€ 49,471	€ 7,570
Total equity	€ (21,704)	€ 8,834	€ 51,901	€ 54,151
Number of subsidiaries | subsidiary	1